THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                              MOODY'S/S&P
  PRINCIPAL                                                                     RATING
    AMOUNTu                         SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
--------------  ------------------------------------------------------------  -----------  --------------
CERTIFICATE OF DEPOSIT-DOMESTIC (0.4%)
BANKING (0.4%)
$    5,000,000  Mercantile Safe Deposit & Trust, 6.16% due 08/16/99
                  (cost $5,000,000).........................................    A1/AA-     $    5,020,000
                                                                                           --------------

COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (14.0%)
BANKING (0.4%)
     5,000,000  Amsouth Bank of Alabama, Callable 02/01/08, 6.45% due
                  02/01/18..................................................     A1/A-          4,972,550
                                                                                           --------------

FINANCIAL SERVICES (13.6%)
        38,000  Advanta Home Equity Loan Trust, Sequential Payer, Series
                  1992-2, Class A1, Callable, 7.15% due 06/25/08............    Aaa/AAA            38,549
     2,788,272  American Southwest Financial Corp., Support Bond, Series 60,
                  Class D, Callable, 8.90% due 03/01/18.....................    NR/AAA          2,916,532
    28,113,000  Associates Manufactured Housing Pass Through, Sequential
                  Payer, Series 1997-1, Class A3, Callable, 6.60% due
                  06/15/28..................................................    Aaa/AAA        28,459,352
       674,425  BA Mortgage Securities, Inc., Remic: Subordinated Bond, NAS,
                  Series 1997-1, Class B2, Callable, 7.50% due 07/25/26.....     NR/NR            675,268
       834,441  BA Mortgage Securities, Inc., Remic: Subordinated Bond, NAS,
                  Series 1997-1, Class B3, Callable, (144A), 7.50% due
                  07/25/26..................................................     NR/NR            772,640
       529,594  Banc One Auto Grantor Trust, Sequential Payer, Series
                  1997-A, Class A, Callable, 6.27% due 11/20/03.............    Aaa/AAA           534,821
     2,253,150  Bear Stearns Structured Securities, Inc., Remic: Sequential
                  Payer, Series 1997-2, Class 1A5, Callable, (144A), 7.00%
                  due 08/25/36..............................................    Aaa/NR          2,188,372
       850,000  Caterpillar Financial Asset Trust, Sequential Payer, Series
                  1997-A, Class A3, Callable, 6.45% due 05/25/03............    Aaa/AAA           861,203
     2,000,000  Chase Commercial Mortgage Securities Corp., Subordinated
                  Bond, Series 1996-2, Class F, Callable, (144A), 6.90% due
                  11/19/06..................................................     NR/NR          1,853,125
    15,699,000  Chemical Mortgage Securities, Inc., Remic: Sequential Payer,
                  AS, Series 1996-1, Class A7, Callable, 7.25% due
                  01/25/26..................................................    Aaa/AAA        15,804,968
        38,624  Chevy Chase Auto Receivables Trust, Series 1995-1, Class A,
                  Callable, 6.00% due 12/15/01..............................    Aaa/AAA            38,682
       550,000  Citibank Credit Card Master Trust I, Series 1998-1, Class A,
                  Callable, 5.75% due 01/15/03..............................    Aaa/AAA           547,250
     5,352,336  Collateralized Mortgage Obligation Trust, Remic: Accrual
                  Bond, Series 62, Class Z, Callable, 9.50% due 06/25/20....    Aaa/AAA         5,577,294
       279,757  Countrywide Home Loans, Remic: Sequential Payer, Series
                  1997-4, Class A, Callable, 8.00% due 07/25/27.............    Aaa/NR            286,882
     2,250,000  Countrywide Home Loans, Remic: Sequential Payer, Series
                  1998-5, Class A, Callable, 6.75% due 05/25/28.............    NR/AAA          2,224,512
     2,556,275  Criimi Mae Financial Corp., Sequential Payer, Series 1,
                  Class A, Callable, 7.00% due 01/01/33.....................    NR/AAA          2,533,908

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                              MOODY'S/S&P
  PRINCIPAL                                                                     RATING
    AMOUNTu                         SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
--------------  ------------------------------------------------------------  -----------  --------------
FINANCIAL SERVICES (CONTINUED)
$    5,089,000  CS First Boston Mortgage Securities Corp., Series 1997-C2,
                  Class B, Callable, 6.72% due 11/19/07.....................    Aa2/NR     $    5,163,745
     4,979,992  Deutsche Mortgage & Asset Receiving Corp., Sequential Payer,
                  Series 1998-C1, Class A1, Callable, 6.22% due 06/15/31....     NR/NR          4,981,159
     5,000,000  Deutsche Mortgage & Asset Receiving Corp., Sequential Payer,
                  Series 1998-C1, Class A2, Callable, 6.538% due 06/15/31...    Aaa/NR          5,034,766
     2,452,000  First Union-Lehman Brothers Commercial Mortgage,
                  Subordinated Bond, Series 1997-C2, Class E, Callable,
                  7.12% due 11/18/12........................................   Baa3/BBB-        2,341,277
       500,000  First USA Credit Card Master Trust, Series 1997-6, Class A,
                  Callable, 6.42% due 03/17/05..............................    Aaa/AAA           507,165
     1,248,546  Fleetwood Credit Corp. Grantor Trust, Sequential Payer,
                  Series 1995-B, Class A, Callable, 6.55% due 05/15/11......    Aaa/AAA         1,257,061
       445,784  GE Capital Mortgage Services, Inc., 6.75% due 01/25/28......     NR/NR            413,563
     8,855,000  GE Capital Mortgage Services, Inc., Remic: PAC-1(11), AS,
                  Series 1994-17, Class A5, Callable, 7.00% due 05/25/24....    Aaa/AAA         8,911,761
     2,519,566  GE Capital Mortgage Services, Inc., Remic: Subordinated
                  Bond, NAS, Series 1997-12, Class B3, Callable, (144A),
                  7.00% due 12/25/27........................................     NR/NR          2,286,506
       695,881  GE Capital Mortgage Services, Inc., Remic: Subordinated
                  Bond, NAS, Series 1997-13, Class B3, Callable, (144A),
                  6.75% due 12/25/12........................................     NR/NR            654,346
       244,592  GE Capital Mortgage Services, Inc., Remic: Subordinated
                  Bond, NAS, Series 1997-IO, Class B2, Callable, 6.75% due
                  09/25/12..................................................     NR/NR            241,034
     1,775,628  GE Capital Mortgage Services, Inc., Remic: Subordinated
                  Bond, NAS, Series 1998-5, Class B3, Callable, (144A),
                  6.75% due 05/25/28........................................     NR/NR          1,580,864
     2,000,000  Green Tree Financial Corp., Sequential Payer, Series 1992-1,
                  Class A3, Callable, 6.70% due 10/15/17....................    Aaa/NR          2,010,700
     5,000,000  Green Tree Home Improvement Loan Trust, Sequential Payer,
                  AS, Series 1997-E, Class HEA2, Callable, 6.39% due
                  01/15/29..................................................    NR/AAA          5,013,200
     1,397,220  Green Tree Recreational, Equipment & Consumer Trust,
                  Sequential Payer, Series 1996-A, Class A1, Callable, 5.55%
                  due 02/15/18..............................................    Aaa/AAA         1,393,350
     1,500,000  J.P. Morgan Commercial Mortgage Finance Corp., Subordinated
                  Bond, CSTR, Series 1996-C2, Class E, Callable, 8.731% due
                  11/25/27..................................................     NR/BB          1,553,437
     2,500,000  Merrill Lynch Mortgage Investors, Inc., Sequential Payer,
                  Series 1996-C2, Class A3, Callable, 6.96% due 11/21/28....    NR/AAA          2,582,812
     3,163,678  Merrill Lynch Mortgage Investors, Inc., Subordinated Bond,
                  CSTR, Series 1995-C2, Class E, Callable, 8.17% due
                  06/15/21..................................................    Ba3/NR          3,143,905
     2,000,000  Merrill Lynch Mortgage Investors, Inc., Subordinated Bond,
                  Series 1997-C1, Class F, Callable, 7.12% due 06/18/29.....     NR/BB          1,845,312
     9,249,064  Midland Realty Acceptance Corp., Sequential Payer, Series
                  1996-C2, Class A1, Callable, 7.02% due 01/25/29...........    Aaa/NR          9,481,735
     6,677,184  Morgan Stanley Capital, Inc., Sequential Payer, AFC, Series
                  1998-WF1, Class A1, 6.25% due 07/15/07....................    NR/AAA          6,652,144
     5,000,000  Morgan Stanley Capital, Inc., Subordinated Bond, CSTR,
                  Series 1997-RR, Class D, Callable, (144A), 7.77% due
                  04/30/39..................................................     NR/NR          4,768,750

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                              MOODY'S/S&P
  PRINCIPAL                                                                     RATING
    AMOUNTu                         SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
--------------  ------------------------------------------------------------  -----------  --------------
FINANCIAL SERVICES (CONTINUED)
$    1,000,000  Morgan Stanley Capital, Inc., Subordinated Bond, Series
                  1995-GAL1, Class E, Callable, (144A), 8.25% due
                  08/15/05..................................................     NR/NR     $    1,014,375
     2,000,000  Morgan Stanley Capital, Inc., Subordinated Bond, Series
                  1997-HF1, Class F, Callable, (144A), 6.86% due 02/15/10...     NR/NR          1,821,250
       427,158  Morgan Stanley Mortgage Trust, Remic: Sequential Payer,
                  Series V, Class 4, Callable, 8.95% due 05/01/17...........    NR/AAA            441,314
     1,948,511  Mortgage Capital Funding, Inc., Sequential Payer, Series
                  1997-MC2, Class A1, Callable, 6.525% due 01/20/07.........    Aaa/NR          1,960,081
     1,500,000  Niantic Bay Fuel Trust, Secured Notes, 9.02% due 06/05/98...     NR/NR          1,488,750
     1,014,902  Norwest Asset Securities Corp., Remic: Subordinated Bond,
                  NAS, Series 1997-9, Class B3, Callable, (144A), 7.00% due
                  06/25/12..................................................     NR/NR            980,015
       521,017  Norwest Asset Securities Corp., Remic: Subordinated Bond,
                  NAS, Series 1998-3, Class B3, Callable, (144A), 6.75% due
                  02/25/13..................................................     NR/NR            488,616
       809,222  Norwest Asset Securities Corp., Remic: Subordinated Bond,
                  NAS, Series 1998-4, Class 2B3, Callable, (144A), 6.75% due
                  02/25/28..................................................     NR/NR            708,207
       800,000  Norwest Asset Securities Corp., Remic: Subordinated Bond,
                  NAS, Series 1998-5, Class B3, Callable, (144A), 6.75% due
                  03/25/28..................................................     NR/NR            699,704
       721,786  Paine Webber Mortgage Acceptance Corp., Remic: PAC (11), AS,
                  Series 1993-5, Class A2, Callable, 5.50% due 06/25/08.....    NR/AAA            718,899
       119,930  Prudential Home Mortgage Securities, Remic: PAC (11), AS,
                  Series 1993-54, Class A2, Callable, 6.50% due 01/25/24....    Aaa/NR            119,539
     4,489,400  Residential Funding Mortgage Securities I, Inc., Remic: PAC
                  (11), AS, Series 1994-S12, Class A3, Callable, 6.50% due
                  04/25/09..................................................    Aa1/AAA         4,499,905
       493,475  Residential Funding Mortgage Securities I, Remic: NAS,
                  Series 1996-S2, Class M3, Callable, 6.75% due 01/25/11....    NR/BBB            491,230
     3,000,000  Safeco Capital Trust I, Callable 07/15/07, 8.072% due
                  07/15/37..................................................     NR/NR          3,140,940
       150,000  Sears Roebuck Acceptance, Series III, 6.60% due 10/09/01....     A2/A-            151,725
        51,120  The Money Store Home Equity Trust, Sequential Payer, Series
                  1992-A, Class A, Callable, 6.95% due 01/15/07.............    Aaa/AAA            51,916
        19,450  Western Financial Grantor Trust, Sequential Payer, Series
                  1995-3, Class A1, Callable, 6.05% due 11/01/00............    Aaa/AAA            19,463
       942,312  World Omni Automobile Lease Securitization Trust, Sequential
                  Payer, Series 1996-A, Class A1, Callable, 6.30% due
                  06/25/02..................................................    Aaa/AAA           943,867
     2,600,000  World Omni Automobile Lease Securitization Trust, Sequential
                  Payer, Series 1997-A, Class A2, Callable, 6.75% due
                  06/25/03..................................................    Aaa/AAA         2,649,192
                                                                                           --------------
                                                                                              159,520,938
                                                                                           --------------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET
                      BACKED SECURITIES (COST $162,735,598).................                  164,493,488
                                                                                           --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                              MOODY'S/S&P
  PRINCIPAL                                                                     RATING
    AMOUNTu                         SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
--------------  ------------------------------------------------------------  -----------  --------------
CONVERTIBLE BONDS (0.1%)
RETAIL (0.1%)
$    1,100,000  Corporate Express, Inc., Callable 07/01/99, 4.50% due
                  07/01/00 (cost $934,625)..................................     B3/B      $      999,625
                                                                                           --------------

CORPORATE OBLIGATIONS (23.3%)
APPARELS & TEXTILES (0.1%)
     1,050,000  Fruit of the Loom, Inc., 7.875% due 10/15/99................   Ba1/BBB-         1,063,230
       300,000  Pillowtex Corp., Series B, Callable 12/15/02, 9.00% due
                  12/15/07..................................................     B2/B+            310,125
                                                                                           --------------
                                                                                                1,373,355
                                                                                           --------------

BANKING (2.7%)
       500,000  ABN Amro, 7.125% due 06/18/07...............................    Aa2/AA-           523,450
     8,300,000  First Union Corp., 6.55% due 10/15/35.......................     A2/A-          8,474,715
     4,875,000  Mellon Capital I, Series A, Callable 12/01/06, 7.72% due
                  12/01/26..................................................    A2/BBB+         5,070,585
     2,500,000  Swiss Bank Corp., 7.00% due 10/15/15........................    Aa2/AA          2,559,700
    11,235,000  Swiss Bank Corp., 7.75% due 09/01/26........................    Aa2/AA         12,462,199
     2,500,000  Wachovia Bank North Carolina, 5.60% due 03/08/99............    Aa2/AA+         2,491,875
                                                                                           --------------
                                                                                               31,582,524
                                                                                           --------------

BROADCASTING & PUBLISHING (0.7%)
     1,700,000  Capstar Broadcasting Partners, Callable 07/01/02, 9.25% due
                  07/01/07..................................................     B2/B-          1,780,750
     2,700,000  Fox Kids Worldwide, Inc., Callable 11/01/02, (144A), 9.25%
                  due 11/01/07..............................................     B1/B           2,666,250
     2,000,000  Lenfest Communications, Inc., 10.50% due 06/15/06...........    B2/BB-          2,280,000
     1,000,000  Lenfest Communications, Inc., (144A), 7.625% due 02/15/08...    Ba3/BB+           997,500
                                                                                           --------------
                                                                                                7,724,500
                                                                                           --------------

BUSINESS & PUBLIC SERVICES (0.0%)
       200,000  U.S. Department of Veterans Affairs, 7.50% due 09/15/17.....    Aaa/AAA           203,536
                                                                                           --------------

ELECTRIC (0.9%)
     5,000,000  Pacific Corp., Series H, Callable, 6.75% due 07/15/04.......     A2/A           5,087,950
     5,000,000  Philadelphia Electric Co., 8.00% due 04/01/02...............   Baa1/BBB+        5,296,850
                                                                                           --------------
                                                                                               10,384,800
                                                                                           --------------

ELECTRONICS (0.6%)
     7,000,000  Sensormatic Electronics Corp., Callable, (144A), 7.74% due
                  03/29/06..................................................     NR/NR          6,515,950
                                                                                           --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                              MOODY'S/S&P
  PRINCIPAL                                                                     RATING
    AMOUNTu                         SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
--------------  ------------------------------------------------------------  -----------  --------------
ENTERTAINMENT, LEISURE & MEDIA (0.8%)
$    2,500,000  Fox/Liberty Networks LLC, Callable 08/15/02, 8.875% due
                  08/15/07..................................................     B1/B      $    2,556,250
     2,000,000  Jacor Communications Co., Callable 12/15/01, 9.75% due
                  12/15/06..................................................     B2/B           2,175,000
     1,090,000  Jacor Communications Co., Series B, Callable 06/15/02, 8.75%
                  due 06/15/07..............................................     B2/B           1,136,325
     1,250,000  Lamar Advertising Co., Callable 09/15/02, 8.625% due
                  09/15/07..................................................     B1/B           1,268,750
     2,700,000  Outdoor Systems, Inc., Callable 06/15/02, 8.875% due
                  06/15/07..................................................     B1/B           2,794,500
                                                                                           --------------
                                                                                                9,930,825
                                                                                           --------------

FINANCIAL SERVICES (4.2%)
     3,060,000  Associates Corp. North America, 5.96% due 05/15/37..........    Aa3/AA-         3,077,442
        25,000  Chrysler Financial Corp., Series Q, 6.35% due 06/22/99......     A3/A              25,094
     3,400,000  Commercial Credit, 8.70% due 06/15/10.......................     A1/A+          4,101,114
     4,000,000  FCB/NC Capital Trust 1, Callable 03/01/08, (144A), 8.05% due
                  03/01/28..................................................   Baa3/BB+         4,043,400
     2,750,000  FCB/SC Capital Trust I, Callable 03/15/08, (144A), 8.25% due
                  03/15/28..................................................     NR/NR          2,733,582
     2,875,000  First Union Institutional Capital I, Callable 12/01/06,
                  8.04% due 12/01/26........................................    A1/BBB+         3,074,209
       750,000  Ford Motor Credit Co., 6.50% due 02/28/02...................     A1/A+            758,205
     2,000,000  General Motors Acceptance Corp., 6.70% due 06/24/99.........     A2/A           2,017,140
       750,000  General Motors Acceptance Corp., 6.75% due 02/07/02.........     A2/A             761,782
       450,000  Nationwide Financial Services, Inc., Callable 03/01/07,
                  8.00% due 03/01/27........................................     A1/A+            480,789
     4,400,000  Phillips 66 Capital Trust II, Callable 01/15/07, 8.00% due
                  01/15/37..................................................   Baa1/BBB+        4,578,464
     4,100,000  Provident Companies, Inc., 7.405% due 03/15/38..............    A3/BBB          4,097,048
       750,000  Sears Roebuck Acceptance Corp., Series I, 6.40% due
                  10/11/00..................................................     A2/A-            754,132
    10,600,000  Southern Co. Capital Trust I, Callable 02/01/07, 8.19% due
                  02/01/37..................................................     A3/A-         11,209,818
     1,800,000  Southern Co. Capital Trust II, Callable 02/15/07, (144A),
                  8.14% due 02/15/27........................................     NR/NR          1,873,620
     1,400,000  Sun Healthcare Group, Inc., 9.375% due 05/01/08.............     B2/B-          1,407,000
     2,450,000  Sun World International, Inc., Series B, Callable 04/15/01,
                  11.25% due 04/15/04.......................................     B2/B           2,627,625
     1,500,000  US Bancorp Capital I, Callable 12/15/06, (144A), 8.27% due
                  12/15/26..................................................     NR/NR          1,642,695
       100,000  US West Capital Funding Inc., 7.30% due 01/15/07............   Baa1/BBB+          106,353
                                                                                           --------------
                                                                                               49,369,512
                                                                                           --------------

FOOD, BEVERAGES & TOBACCO (0.6%)
       750,000  Coca Cola Enterprises, 6.625% due 08/01/04..................     A3/A+            768,600
     2,000,000  Panamerican Beverages, (144A), 7.25% due 07/01/09...........   Baa3/BBB-        1,977,860
     1,000,000  Smithfield Foods, Inc., (144A), 7.625% due 02/15/08.........    Ba3/BB+           987,500
     2,900,000  Tricon Global Restaurants, Callable, 7.45% due 05/15/05.....    Ba1/BB          2,894,896
                                                                                           --------------
                                                                                                6,628,856
                                                                                           --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                              MOODY'S/S&P
  PRINCIPAL                                                                     RATING
    AMOUNTu                         SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
--------------  ------------------------------------------------------------  -----------  --------------
FOREST PRODUCTS & PAPER (1.9%)
$    1,100,000  Buckeye Technologies, Inc., Callable 12/15/00, 8.50% due
                  12/15/05..................................................    Ba3/BB-    $    1,124,750
     5,000,000  Champion International Corp., 7.10% due 09/01/05............   Baa1/BBB         5,162,350
     5,600,000  Georgia-Pacific Corp., 9.95% due 06/15/02...................   Baa2/BBB-        6,278,944
     9,150,000  Georgia-Pacific Corp., Callable 04/30/05, 8.625% due
                  04/30/25..................................................   Baa2/BBB-       10,083,025
                                                                                           --------------
                                                                                               22,649,069
                                                                                           --------------

GAS EXPLORATION (0.4%)
     5,000,000  National Fuel Gas Co., Series D, 6.214% due 08/12/27........     A2/A-          5,030,400
                                                                                           --------------

HEALTH SERVICES (0.7%)
     2,675,000  Genesis Health Ventures, Inc., Callable 06/15/00, 9.75% due
                  06/15/05..................................................     B2/B-          2,795,375
     2,000,000  Mariner Health Group, Inc., Series B, Callable 04/01/01,
                  9.50% due 04/01/06........................................     B2/B           2,090,000
     1,670,000  Tenet Healthcare Corp., 8.00% due 01/15/05..................    Ba1/BB+         1,711,499
     1,480,000  Tenet Healthcare Corp., Callable 01/15/02, 8.625% due
                  01/15/07..................................................    Ba3/B+          1,535,411
                                                                                           --------------
                                                                                                8,132,285
                                                                                           --------------

METALS & MINING (0.1%)
     1,000,000  Ryerson Tull, Inc., Callable, 8.50% due 07/15/01............    Ba1/BB          1,040,000
                                                                                           --------------

MULTI-INDUSTRY (0.1%)
       750,000  Lasmo (USA) Inc., Callable 06/01/03, 8.375% due 06/01/23....   Baa2/BBB           809,190
                                                                                           --------------

NATURAL GAS (0.7%)
       200,000  BP America, Inc., 7.875% due 05/15/02.......................    Aa2/AA            212,076
     3,166,000  Columbia Gas Systems, Series G, Callable 11/28/05, 7.62% due
                  11/28/25..................................................   Baa1/BBB+        3,296,724
       684,000  Consolidated Natural Gas Co., Callable 12/10/97, 8.625% due
                  12/01/11..................................................    A1/AA-            716,976
       500,000  Ferrellgas Partners, L.P., Series B, Callable 06/15/01,
                  (144A), 9.375% due 06/15/06...............................     B1/B+            533,125
     3,000,000  William Companies, Inc., 6.125% due 02/01/01................   Baa2/BBB-        2,995,530
                                                                                           --------------
                                                                                                7,754,431
                                                                                           --------------

OIL-PRODUCTION (0.5%)
     2,500,000  Ocean Energy, Inc., Series B, Callable 07/15/02, 8.875% due
                  07/15/07..................................................    B3/BB-          2,625,000
     2,500,000  Plains Resources Inc., Series D, Callable, 10.25% due
                  03/15/06..................................................     NR/B           2,693,750
                                                                                           --------------
                                                                                                5,318,750
                                                                                           --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                              MOODY'S/S&P
  PRINCIPAL                                                                     RATING
    AMOUNTu                         SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
--------------  ------------------------------------------------------------  -----------  --------------
OIL-SERVICES (0.3%)
$    4,000,000  Oil Purchase Co., Sinking Fund, (144A), 7.10% due
                  04/30/02..................................................   Baa3/BBB    $    4,010,000
                                                                                           --------------

PACKAGING & CONTAINERS (0.1%)
       710,000  Stone Container Corp., Series B, Callable 12/05/97, 12.25%
                  due 04/01/02..............................................     B3/B-            732,187
                                                                                           --------------

RAILROADS (0.9%)
       750,000  Norfolk Southern Corp., 6.70% due 05/01/00..................   Baa1/BBB+          758,437
     5,300,000  Union Pacific Corp., 6.625% due 02/01/08....................   Baa3/BBB         5,235,552
     5,000,000  Union Pacific Corp., 7.125% due 02/01/28....................   Baa3/BBB         4,934,900
                                                                                           --------------
                                                                                               10,928,889
                                                                                           --------------

RETAIL (0.7%)
     2,500,000  Federated Department Stores, Inc., 8.50% due 06/15/03.......   Baa2/BB+         2,712,475
     2,500,000  Fred Meyer, Inc., Callable, 7.45% due 03/01/08..............    Ba2/BB+         2,493,750
     2,350,000  Sears Roebuck & Co., Series VI, 8.00% due 02/16/99..........     A2/A-          2,384,991
                                                                                           --------------
                                                                                                7,591,216
                                                                                           --------------

TELECOMMUNICATIONS (0.6%)
     2,500,000  McLeodUSA, Inc., Callable 07/15/02, 9.25% due 07/15/07......     B2/B+          2,656,250
     1,000,000  NEXTLINK Communications, Inc., Callable 10/01/02, 9.625% due
                  10/01/07..................................................     B3/B           1,050,000
     2,500,000  Qwest Communications International, Inc., Series B, Callable
                  04/01/02, 10.875% due 04/01/07............................     B2/B+          2,906,250
                                                                                           --------------
                                                                                                6,612,500
                                                                                           --------------

TELEPHONE (1.5%)
    16,075,000  New York Telephone Co., Callable 02/15/04, 7.25% due
                  02/15/24..................................................     A2/A+         16,315,643
     1,825,000  New York Telephone Co., Callable 08/15/03, 7.00% due
                  08/15/25..................................................     A2/A+          1,809,159
                                                                                           --------------
                                                                                               18,124,802
                                                                                           --------------

TEXTILES (0.4%)
     2,000,000  Collins & Aikman Products Co., Callable 04/15/01, 11.50% due
                  04/15/06..................................................     B3/B           2,250,000
     2,570,000  Polymer Group, Inc., Series B, Callable 07/01/02, 9.00% due
                  07/01/07..................................................     B2/B           2,653,525
                                                                                           --------------
                                                                                                4,903,525
                                                                                           --------------

TRANSPORTATION (0.2%)
     2,500,000  Atlantic Express Transportation Corp., Callable 02/01/01,
                  10.75% due 02/01/04.......................................     B2/B           2,671,875
                                                                                           --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                              MOODY'S/S&P
  PRINCIPAL                                                                     RATING
    AMOUNTu                         SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
--------------  ------------------------------------------------------------  -----------  --------------
UTILITIES (3.6%)
$    2,750,000  Boston Edison, Callable 03/16/03, 7.80% due 03/15/23........   Baa2/BBB    $    2,819,355
     2,500,000  Calpine Corp., (144A), 7.875% due 04/01/08..................    Ba2/BB-         2,487,500
     2,950,000  Central Power & Light Co., Series KK, 6.625% due 07/01/05...     A3/A           2,988,350
       500,000  Commonwealth Edison, 6.50% due 04/15/00.....................   Baa2/BBB           503,680
     4,000,000  Consolidated Edison, 6.45% due 12/01/07.....................     A1/A+          4,035,240
     5,300,000  Consolidated Natural Gas Co., Callable, 6.80% due
                  12/15/27..................................................    A1/AA-          5,319,981
     6,700,000  Jersey Central Power & Light, Series C, 6.04% due
                  03/15/00..................................................    Baa1/A-         6,693,568
     4,350,000  Pacificorp, Series B, 8.90% due 02/15/01....................     A2/A           4,634,533
     5,000,000  Potomac Electric Power, Callable 09/15/05, 7.375% due
                  09/15/25..................................................     A1/A           5,121,150
     7,000,000  Waterford 3 Funding, SLOBS, Sinking Fund, 8.09% due
                  01/02/17..................................................   Baa3/BBB-        7,285,460
                                                                                           --------------
                                                                                               41,888,817
                                                                                           --------------
                    TOTAL CORPORATE OBLIGATIONS (COST $264,798,029).........                  271,911,794
                                                                                           --------------

FOREIGN CORPORATE OBLIGATIONS (7.3%)
BERMUDA (0.1%)
ENTERTAINMENT, LEISURE & MEDIA
     1,250,000  Central European Media Enterprises, Callable 08/15/01,
                  9.375% due 08/15/04.......................................     B1/B+          1,237,075
                                                                                           --------------

BRAZIL (0.1%)
UTILITIES
     1,000,000  Furnas Centrais Eletricas SA de CV, Callable 05/23/02, 9.00%
                  due 05/23/05..............................................     NR/NR            978,750
                                                                                           --------------

CANADA (2.8%)
BANKING
     4,000,000  Canadian Imperial Bank, 6.20% due 08/01/00..................    Aa3/AA-         4,017,720
                                                                                           --------------

FINANCIAL SERVICES
     5,000,000  McKesson Finance of Canada, (144A), 6.55% due 11/01/02......     A3/A           5,033,700
                                                                                           --------------

FOOD, BEVERAGES & TOBACCO
     1,000,000  Cott Corp., Callable 07/01/00, 8.50% due 05/01/07...........    Ba3/B+          1,027,500
                                                                                           --------------

FOREST PRODUCTS & PAPER
     1,000,000  Avenor, Inc., Series E, (144A), 9.86% due 06/30/01..........    NR/BB+          1,072,790
                                                                                           --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                              MOODY'S/S&P
  PRINCIPAL                                                                     RATING
    AMOUNTu                         SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
--------------  ------------------------------------------------------------  -----------  --------------
OIL PRODUCTION
$    1,500,000  Express Pipeline LP, Series B, Sinking Fund, Callable,
                  (144A), 7.39% due 12/31/17................................   Baa3/BBB-   $    1,477,500
                                                                                           --------------

TELECOMMUNICATIONS
     1,600,000  Rogers Cablesystems Ltd., (144A), 11.09% due 06/01/00.......     NR/NR          1,668,000
       900,000  Rogers Cablesystems Ltd., Callable 12/01/02, 10.00% due
                  12/01/07..................................................    Ba3/BB+           996,750
                                                                                           --------------

TELECOMMUNICATION EQUIPMENT
     1,250,000  Rogers Cantel, Inc., Callable 10/01/02, 8.30% due
                  10/01/07..................................................    Ba3/BB+         1,214,062
                                                                                           --------------

TELECOMMUNICATION SERVICES
       300,000  Microcell Telecommunications, Inc., Series B, Callable
                  12/01/01, 0.00% due 06/01/06 (v)..........................     B3/NR            225,000
                                                                                           --------------

TELEPHONE
       600,000  Call-Net Enterprises, Inc., Callable 08/15/02, 0.00% due
                  08/15/07 (v)..............................................    B1/BB-            424,500
                                                                                           --------------

TRANSPORT & SERVICES
     7,000,000  Laidlaw, Inc., 6.72% due 10/01/27...........................   Baa3/BBB+        7,314,580
     2,500,000  Teekay Shipping Corp., Sinking Fund, 8.32% due 02/01/08.....    Ba2/BB          2,590,625
                                                                                           --------------

WATER
     4,500,000  Hydro Quebec, Series GF, 8.875% due 03/01/26................     A2/A+          5,600,745
                                                                                           --------------
                                                                                               32,663,472
                                                                                           --------------

CAYMAN ISLANDS (0.0%)
FINANCIAL SERVICES
       500,000  Santander Finance Issuances, 7.875% due 04/15/05............     A1/A+            535,785
                                                                                           --------------

CHILE (0.4%)
FOREST PRODUCTS & PAPER
     5,000,000  Celulosa Arauco y Constitucion SA, 6.75% due 12/15/03.......   Baa2/BBB+        4,880,100
                                                                                           --------------

CHINA (0.1%)
FINANCIAL SERVICES
     1,400,000  Guangdong International Trust & Investment Corp., (144A),
                  8.75% due 10/24/16........................................   Baa2/BBB-        1,297,800
                                                                                           --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                              MOODY'S/S&P
  PRINCIPAL                                                                     RATING
    AMOUNTu                         SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
--------------  ------------------------------------------------------------  -----------  --------------
FRANCE (0.1%)
ELECTRICAL EQUIPMENT
$    1,320,000  Legrand S.A., 8.50% due 02/15/25............................     A2/A      $    1,588,963
                                                                                           --------------

KOREA (0.3%)
BANKING
     1,500,000  Export Import Bank of Korea, 7.10% due 03/15/07.............    Ba1/BB+         1,412,910
     1,000,000  Export Import Bank of Korea, 7.125% due 09/20/01............     NR/NR            916,250
                                                                                           --------------

UTILITIES
     1,500,000  Korea Electric Power Corp., 6.00% due 12/01/26..............    Ba1/BB+         1,353,540
                                                                                           --------------
                                                                                                3,682,700
                                                                                           --------------

MALAYSIA (0.3%)
GAS EXPLORATION
     3,240,000  Petroliam Nasional Berhad, (144A), 7.75% due 08/15/15.......     A2/A           2,970,011
                                                                                           --------------

MEXICO (1.6%)
BROADCASTING & PUBLISHING
     2,570,000  Grupo Televisa SA de CV, Series A, 11.375% due 05/15/03.....    Ba2/BB          2,816,360
                                                                                           --------------

ELECTRICAL EQUIPMENT
     1,800,000  Axa SA de CV, (144A), 9.00% due 08/04/04....................     B1/BB          1,764,000
                                                                                           --------------

FOREST PRODUCTS & PAPER
     7,000,000  Copamex Industrias SA de CV, Callable 04/30/02, 11.375% due
                  04/30/04..................................................     NR/NR          7,630,000
                                                                                           --------------

INDUSTRIAL
     2,450,000  Grupo Imsa SA de CV, Callable 09/30/02, 8.93% due
                  09/30/04..................................................     NR/BB          2,443,875
                                                                                           --------------

OIL SERVICES
     3,814,000  Petroleos Mexicanos, (144A), 7.75% due 10/29/99.............    Ba2/BB          3,823,535
                                                                                           --------------
                                                                                               18,477,770
                                                                                           --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                              MOODY'S/S&P
  PRINCIPAL                                                                     RATING
    AMOUNTu                         SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
--------------  ------------------------------------------------------------  -----------  --------------
NETHERLANDS (0.1%)
FINANCIAL SERVICES
$      450,000  Ford Capital BV, 9.00% due 08/15/98.........................     A1/A+     $      453,920
       400,000  Montell Finance Co., 8.10% due 03/15/27.....................     A3/A             468,896
                                                                                           --------------
                                                                                                  922,816
                                                                                           --------------

NETHERLANDS ANTILLES (0.5%)
BANKING
     6,000,000  Bank Tokyo Curacao Holdings, 6.406% due 09/29/49............     NR/NR          5,730,000
                                                                                           --------------

PHILIPPINES (0.3%)
TELEPHONE
     1,250,000  Philippine Long Distance Telephone, 10.625% due 06/02/04....    Ba2/BB+         1,322,656
     2,570,000  Philippine Long Distance Telephone, Series EMTN, 7.85% due
                  03/06/07..................................................    Ba2/BB+         2,355,996
                                                                                           --------------
                                                                                                3,678,652
                                                                                           --------------

SWEDEN (0.1%)
TRANSPORTATION
     1,500,000  Stena AB, Callable 06/15/02, 8.75% due 06/15/07.............    Ba2/BB-         1,546,875
                                                                                           --------------

UNITED KINGDOM (0.5%)
BANKING
       500,000  Abbey National First Capital, 8.20% due 10/15/04............    Aa3/AA-           548,655
                                                                                           --------------

ELECTRIC
     5,000,000  National Power Co. PLC, 6.25% due 12/01/03..................     A2/A           4,937,500
                                                                                           --------------

TELEPHONE
       150,000  Cable & Wireless Communication, Callable, 6.625% due
                  03/06/05..................................................    Baa1/A-           150,794
                                                                                           --------------
                                                                                                5,636,949
                                                                                           --------------

VENEZUELA (0.0%)
FINANCIAL SERVICES
       200,000  Corporacion Andina De Fomento, 6.75% due 03/15/05...........    A3/BBB+           198,396
                                                                                           --------------
                    TOTAL FOREIGN CORPORATE OBLIGATIOS (COST $84,615,097)...                   86,026,114
                                                                                           --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                              MOODY'S/S&P
  PRINCIPAL                                                                     RATING
    AMOUNTu                         SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
--------------  ------------------------------------------------------------  -----------  --------------
FOREIGN GOVERNMENT OBLIGATIONS (4.5%)
CANADA (0.6%)
$    6,450,000  Province of Ontario, 7.625% due 06/22/04....................    Aa3/AA-    $    6,926,591
       500,000  Province of Quebec, 7.50% due 07/15/23......................     A2/A+            543,155
                                                                                           --------------
                                                                                                7,469,746
                                                                                           --------------

FRANCE (0.4%)
FRF   25,000,000 Government of France, 4.75% due 03/12/02 (WI)...............    NR/NR          4,178,878
                                                                                           --------------

GERMANY (3.5%)
DEM  67,000,000 German Unity Fund, 8.50% due 02/20/01.......................     NR/NR         41,260,397
                                                                                           --------------
                    TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST
                      $53,097,784)..........................................                   52,909,021
                                                                                           --------------

SOVEREIGN BONDS (1.8%)
ARGENTINA (0.3%)
     3,000,000  Province of Mendoza, (144A), 10.00% due 09/04/07............     B1/NR          2,897,730
        42,760  Republic of Argentina Bearer, FRB, Callable 09/30/98,
                  Sinking Fund, 6.625% due 03/31/05.........................    Ba3/BB             39,232
                                                                                           --------------
                                                                                                2,936,962
                                                                                           --------------

KOREA (0.4%)
     1,500,000  Republic of Korea, 8.75% due 04/15/03.......................    Ba1/BB+         1,494,000
     3,000,000  Republic of Korea, 8.875% due 04/15/08......................    NR/BB+          2,925,000
                                                                                           --------------
                                                                                                4,419,000
                                                                                           --------------

MEXICO (0.4%)
     1,300,000  United Mexican States Global Bonds, 11.375% due 09/15/16....    Ba2/BB          1,525,940
     2,650,000  United Mexican States Global Bonds, 11.50% due 05/15/26.....    Ba2/BB          3,196,430
                                                                                           --------------
                                                                                                4,722,370
                                                                                           --------------

POLAND (0.3%)
     3,970,000  Republic of Poland, Series DISC, Callable 10/29/98, (144A),
                  4.00% due 10/27/14........................................   Baa3/BBB-        3,627,786
                                                                                           --------------

RUSSIA (0.2%)
     1,500,000  City of Moscow, (144A), 9.50% due 05/31/00..................    Ba3/BB-         1,466,250
     1,000,000  Ministry of Finance Russia, (144A), 10.00% due 06/26/07.....    Ba2/BB-           963,800
                                                                                           --------------
                                                                                                2,430,050
                                                                                           --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                              MOODY'S/S&P
  PRINCIPAL                                                                     RATING
    AMOUNTu                         SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
--------------  ------------------------------------------------------------  -----------  --------------
VENEZUELA (0.2%)
$    2,750,000  Republic of Venezuela Global Bonds, 9.25% due 09/15/27......    Ba2/B+     $    2,432,375
                                                                                           --------------
                    TOTAL SOVEREIGN BONDS (COST $19,577,755)................                   20,568,543
                                                                                           --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (29.6%)
FEDERAL HOME LOAN MORTGAGE CORP. (12.4%)
       230,661  6.00% due 03/01/11.......................................................         227,851
       439,558  6.00% due 04/01/11.......................................................         434,156
       500,000  6.70% due 01/15/23.......................................................         504,620
       300,000  6.85% due 10/15/21.......................................................         301,149
        97,318  7.00% due 09/01/09.......................................................          99,140
       586,725  7.00% due 10/01/10.......................................................         597,773
     7,830,000  7.00% due 03/15/11.......................................................       7,981,824
       366,919  7.00% due 03/01/27.......................................................         371,355
    12,858,539  7.50% due 10/01/26.......................................................      13,179,617
     1,320,875  8.00% due 11/01/26.......................................................       1,367,739
     2,249,083  8.00% due 12/01/26.......................................................       2,328,723
       204,818  8.00% due 03/01/27.......................................................         212,042
         9,493  9.00% due 04/01/03.......................................................           9,805
     6,767,254  9.25% due 06/01/16.......................................................       7,178,297
       112,663  9.50% due 08/01/04.......................................................         117,587
       266,363  9.50% due 11/01/05.......................................................         278,043
     1,438,624  9.50% due 12/01/05.......................................................       1,501,750
       262,535  9.50% due 02/01/06.......................................................         274,047
       397,039  9.50% due 03/01/06.......................................................         414,505
        16,855  10.00% due 04/01/09......................................................          18,200
         1,049  12.50% due 08/01/14......................................................           1,176
     4,033,156  Gold, 6.50% due 06/01/04.................................................       4,033,156
    11,000,000  Gold, 8.506% due 12/01/04................................................      11,899,766
       300,000  Remic: Accretion Directed, Series 1290, Class L, 7.50% due 10/15/09......         313,380
       300,000  Remic: PAC, Series 102, Class I, 7.00% due 12/15/20......................         299,709
        32,000  Remic: PAC-1(11), Series 1168, Class H, 7.50% due 11/15/21...............          33,794
       250,000  Remic: PAC-1(11), Series 1199, Class E, 7.50% due 10/15/19...............         254,083
       415,000  Remic: PAC-1(11), Series 1207, Class J, 6.75% due 07/15/19...............         414,664
       162,244  Remic: PAC-1(11), Series 1215, Class F, 6.75% due 05/15/05...............         162,646
    35,760,000  Remic: PAC-1(11), Series 1542, Class J, 7.00% due 02/15/22 (s)...........      36,666,874
    13,000,000  Remic: PAC-1(11), Series 1594, Class H, 6.00% due 10/15/08...............      12,832,300
    31,500,000  Remic: PAC-1(11), Series 1684, Class G, 6.50% due 03/15/23 (t)...........      31,689,000
     7,500,000  Remic: PAC-1(11), Series 1714, Class K, 7.00% due 04/15/24...............       7,674,150
       192,806  Remic: PAC-2(11), Series 39, Class F, 10.00% due 05/15/20................         209,601
     1,600,000  Remic: SCH(22), Series 1701, Class B, 6.50% due 03/15/09.................       1,594,912
                                                                                           --------------
                                                                                              145,477,434
                                                                                           --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNTu                               SECURITY DESCRIPTION                                 VALUE
--------------  -------------------------------------------------------------------------  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (7.7%)
$      200,000  6.00% due 04/25/19.......................................................  $      199,625
     2,837,439  6.88% due 11/01/05.......................................................       2,919,469
       186,711  7.00% due 11/01/26.......................................................         188,738
    14,533,799  7.00% due 04/01/28.......................................................      14,692,799
       319,588  7.50% due 03/01/27.......................................................         327,802
        35,451  8.00% due 01/01/02.......................................................          36,456
       145,522  8.00% due 02/01/02.......................................................         149,646
        39,755  8.00% due 05/01/02.......................................................          40,889
       236,648  8.00% due 07/01/02.......................................................         243,380
       230,373  8.00% due 12/01/11.......................................................         237,485
         4,394  8.00% due 08/01/22.......................................................           4,540
     2,522,858  8.00% due 12/01/26.......................................................       2,610,703
     3,182,100  8.00% due 05/01/27.......................................................       3,294,047
    19,875,325  8.50% due 01/01/05.......................................................      20,642,115
       277,889  8.50% due 12/01/26.......................................................         289,952
     4,297,127  8.70% due 01/01/05.......................................................       4,514,669
       283,977  9.00% due 12/01/24.......................................................         299,329
     1,422,935  9.50% due 07/01/05.......................................................       1,497,681
       348,165  10.00% due 06/01/20......................................................         374,782
     6,261,280  10.00% due 06/01/26......................................................       6,766,378
    23,739,669  IO, 7.50% due 12/31/99...................................................       5,779,126
    23,739,669  PO, 0.00% due 12/31/99...................................................      18,583,858
     7,000,000  TBA May, 7.00% due 01/01/13..............................................       7,129,063
                                                                                           --------------
                                                                                               90,822,532
                                                                                           --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (9.5%)
       368,354  7.00% due 12/15/08.......................................................         377,135
     6,544,420  7.00% due 03/15/26.......................................................       6,589,381
       203,441  7.00% due 12/15/27.......................................................         205,856
     7,766,682  7.00% due 05/15/35.......................................................       7,820,039
     5,921,512  7.125% due 01/15/99......................................................       6,073,044
     5,221,264  7.125% due 01/15/31......................................................       5,276,661
     5,131,877  7.25% due 02/15/27.......................................................       5,207,110
     2,587,110  7.25% due 01/15/31.......................................................       2,625,063
       393,831  7.50% due 03/15/24.......................................................         404,366
       144,292  7.50% due 04/15/24.......................................................         148,149
        29,607  7.50% due 05/15/24.......................................................          30,391
       859,842  7.50% due 01/15/26.......................................................         883,032
       269,772  7.50% due 03/15/26.......................................................         277,075
     2,882,862  7.50% due 04/15/26.......................................................       2,948,017
     6,315,612  7.50% due 05/15/26.......................................................       6,457,461
       948,263  7.50% due 07/15/26.......................................................         974,226
       877,454  7.50% due 10/15/26.......................................................         901,285

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNTu                               SECURITY DESCRIPTION                                 VALUE
--------------  -------------------------------------------------------------------------  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    8,359,716  7.50% due 01/15/27.......................................................  $    8,588,104
     4,772,852  7.50% due 02/15/27.......................................................       4,903,342
     1,934,265  7.50% due 05/15/27.......................................................       1,987,051
       999,278  7.50% due 07/15/27.......................................................       1,026,708
     1,484,343  7.50% due 08/15/27.......................................................       1,524,821
     1,092,481  7.50% due 09/15/27.......................................................       1,122,241
       886,167  7.50% due 11/15/27.......................................................         910,244
     2,360,819  7.50% due 12/15/27.......................................................       2,425,507
       967,108  7.50% due 01/15/28.......................................................         993,686
     1,802,707  7.50% due 02/15/28.......................................................       1,852,246
     3,606,457  7.50% due 03/15/28.......................................................       3,705,635
     3,542,050  7.50% due 04/15/28.......................................................       3,639,456
     5,480,372  7.625% due 04/15/26......................................................       5,658,265
     1,500,152  7.75% due 06/15/23.......................................................       1,552,538
     8,545,894  7.75% due 07/15/31.......................................................       8,844,744
     3,312,826  7.875% due 12/15/99......................................................       3,430,762
       203,759  8.00% due 08/15/26.......................................................         211,302
       353,715  8.00% due 12/15/26.......................................................         366,922
     2,290,035  8.00% due 06/15/31.......................................................       2,393,705
       149,278  9.00% due 12/15/26.......................................................         160,091
        17,525  11.00% due 05/15/16......................................................          19,430
        14,505  11.50% due 07/15/13......................................................          16,272
     8,300,948  12.00% due 07/15/26......................................................       9,432,118
                                                                                           --------------
                                                                                              111,963,481
                                                                                           --------------

OTHER GOVERNMENT AGENCY
       104,100  Resolution Trust Corp., Remic: Collateral Strip Interest, Series 1991-6,
                  Class A1, Callable, 6.89% due 05/25/19.................................         104,970
                                                                                           --------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $343,168,643).........     348,368,417
                                                                                           --------------

U.S. TREASURY OBLIGATIONS (14.8%)
U.S. TREASURY BONDS (5.7%)
    26,940,000  6.50% due 11/15/26 (s)...................................................      28,691,639
     1,050,000  6.625% due 02/15/27......................................................       1,137,780
    31,358,000  6.75% due 08/15/26.......................................................      34,446,449
     1,925,000  8.50% due 02/15/20.......................................................       2,491,508
                                                                                           --------------
                                                                                               66,767,376
                                                                                           --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNTu                               SECURITY DESCRIPTION                                 VALUE
--------------  -------------------------------------------------------------------------  --------------
U.S. TREASURY NOTES (9.1%)
$    7,910,000  5.50% due 02/15/08.......................................................  $    7,809,227
    15,700,000  5.75% due 09/30/99 (s)...................................................      15,741,134
    10,550,000  5.875% due 10/31/98......................................................      10,571,733
       240,000  5.875% due 11/15/99......................................................         241,022
       100,000  5.875% due 02/15/00......................................................         100,502
     5,590,000  6.25% due 02/28/02.......................................................       5,701,409
       885,000  7.875% due 11/15/04......................................................         985,827
    42,370,000  8.50% due 11/15/00 (t)...................................................      45,249,042
    20,500,000  8.875% due 11/15/98......................................................      20,871,255
                                                                                           --------------
                                                                                              107,271,151
                                                                                           --------------
                    TOTAL U.S. TREASURY OBLIGATIONS (COST $171,905,070)..................     174,038,527
                                                                                           --------------

                                                                              MOODY'S/S&P
                                                                                RATING
    SHARES                                                                    (UNAUDITED)
--------------                                                                -----------
CONVERTIBLE PREFERRED STOCKS (1.1%)
INDUSTRIAL PRODUCTS & SERVICES (1.0%)
        12,575  Home Ownership Funding, (144A), 13.331%.....................    Aaa/NR         12,188,897
                                                                                           --------------

BASIC INDUSTRIES (0.1%)
        36,000  Lasmo PLC, 10.00%, Series A.................................   Baa3/BBB-          956,250
                                                                                           --------------
                    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $13,389,078)...                   13,145,147
                                                                                           --------------


  PRINCIPAL
    AMOUNTu
--------------
SHORT-TERM INVESTMENTS (3.0%)
REPURCHASE AGREEMENT (3.0%)
$  35,352,000   Goldman Sachs Repurchase Agreement, 5.52% dated 4/30/98 due 5/1/98, proceeds $35,357,421 (collateralized by $7,106,000 Tennessee Valley
                  Authority Development Bond, 6.375% due 06/15/05, valued at $7,225,914;
                  $14,850,000 Federal National Mortgage Association, coupon rates ranging from 6.65% to 7.10%, maturities ranging from 09/04/01 to 01/22/04, valued at $14,991,847; $13,475,000 First Home Mortgage Acceptance
                  Corporation, coupon rates ranging from 6.20% to 6.75%, maturities ranging from 08/01/01 to 09/08/08, valued at $13,288,165) (cost
                  $35,352,000)...........................................................      35,352,000
                                                                                           --------------
                TOTAL INVESTMENTS (COST $1,154,573,679) (99.9%)..........................   1,172,832,676
                OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%).............................         943,657
                                                                                           --------------
                NET ASSETS (100.0%)......................................................  $1,173,776,333
                                                                                           --------------
                                                                                           --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

Note: Based on the cost of investments of $1,154,659,893 for Federal Income Tax purposes at April 30, 1998, the aggregate gross unrealized appreciation and depreciation was $22,244,207 and $4,071,424, respectively, resulting in net unrealized appreciation of $18,172,783.

u Denominated in USD unless otherwise indicated.

(s) Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $79,651,220 of the market value has been segregated.

(t) All or a portion of the security has been segregated as collateral for TBA securities and when issued securities.

(v) Rate shown reflects current rate on instrument with step coupon rate.

Abbreviations used in the schedule of investments are as follows:

144A - Securities restricted for resale to Qualified Institutional Buyers.

AFC - Available Funds

AS - Accelerated Security

CSTR - Collateral Strip Rate

DEM - German Marc

FRB - Floating Rate Bond

FRF - French Franc

IO - Interest Only

NAS - Non-accelerated Security

NR - Not Rated

PAC - Planned Amortization Class

PO - Principal Only

Remic - Real Estate Mortgage Investment Conduit

SCH - Scheduled Payment

SLOBS - Secured Lease Obligation Bonds

TBA - Security purchased on a forward commitment basis with an appropriate amount and no definitive maturity date. The actual principal amount and maturity will be determined upon settlement date.

USD - United States Dollar

WI - When and if issued securities

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $1,154,573,679)         $1,172,832,676
Foreign Currency at Value (Cost $1,565,539)             1,564,301
Receivable for Investments Sold                         8,622,533
Interest Receivable                                    15,308,885
Other Assets                                              168,105
Foreign Tax Reclaim Receivable                             38,228
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                       11,462
Prepaid Trustees' Fees                                      4,687
Prepaid Expenses and Other Assets                           2,190
                                                   --------------
    Total Assets                                    1,198,553,067
                                                   --------------
LIABILITIES
Payable to Custodian                                       17,394
Payable for Investments Purchased                      23,920,841
Variation Margin Payable                                  438,275
Advisory Fee Payable                                      284,784
Custody Fee Payable                                        35,904
Administrative Services Fee Payable                        27,620
Unrealized Depreciation of Spot Foreign Currency
  Contracts                                                22,342
Fund Services Fee Payable                                   3,727
Administration Fee Payable                                    605
Accrued Expenses                                           25,242
                                                   --------------
    Total Liabilities                                  24,776,734
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,173,776,333
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $38,207,689
Dividend Income (Net of Foreign Withholding Tax
  of $6,749 )                                                       876,433
                                                                -----------
    Investment Income                                            39,084,122
EXPENSES
Advisory Fee                                       $1,657,846
Administrative Services Fee                           165,103
Custodian Fees and Expenses                           118,438
Fund Services Fee                                      17,465
Administration Fee                                     11,478
Trustees' Fees and Expenses                             7,668
Miscellaneous                                          28,651
                                                   ----------
    Total Expenses                                                2,006,649
                                                                -----------
NET INVESTMENT INCOME                                            37,077,473
NET REALIZED GAIN ON
  Investment Transactions                           2,234,088
  Futures Contracts                                 1,775,222
  Foreign Currency Contracts and Transactions              21
                                                   ----------
    Net Realized Gain                                             4,009,331
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                        (407,700)
  Futures Contracts                                    21,868
  Foreign Currency Contracts and Translations         (10,064)
                                                   ----------
    Net Change in Unrealized Appreciation                          (395,896)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $40,690,908
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED     FOR THE FISCAL
                                                   APRIL 30, 1998      YEAR ENDED
                                                    (UNAUDITED)     OCTOBER 31, 1997
                                                   --------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   37,077,473   $     65,021,206
Net Realized Gain on Investments, Futures and
  Foreign Currency Contracts and Transactions           4,009,331          7,026,218
Net Change in Unrealized Appreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                             (395,896)        10,966,639
                                                   --------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                       40,690,908         83,014,063
                                                   --------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         225,862,656        464,045,823
Withdrawals                                          (174,332,170)      (451,810,195)
                                                   --------------   ----------------
    Net Increase from Investors' Transactions          51,530,486         12,235,628
                                                   --------------   ----------------
    Total Increase in Net Assets                       92,221,394         95,249,691
NET ASSETS
Beginning of Period                                 1,081,554,939        986,305,248
                                                   --------------   ----------------
End of Period                                      $1,173,776,333   $  1,081,554,939
                                                   --------------   ----------------
                                                   --------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                    FOR THE PERIOD
                                                       FOR THE        FOR THE FISCAL YEAR ENDED      JULY 12, 1993
                                                   SIX MONTHS ENDED          OCTOBER 31,           (COMMENCEMENT OF
                                                    APRIL 30, 1998    -------------------------   OPERATIONS) THROUGH
                                                     (UNAUDITED)      1997   1996   1995   1994    OCTOBER 31, 1993
                                                   ----------------   ----   ----   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.36%(a) 0.37% 0.37%  0.39%  0.46%                0.48%(a)
  Net Investment Income                                       6.71%(a) 6.70% 6.38%  6.68%  5.88%                4.91%(a)
Portfolio Turnover                                              53%(b)   93%  186%   293%   234%                 295%+

------------------------
(a) Annualized.

(b) Not annualized.

+ Portfolio turnover is for the twelve month period ended October 31, 1993, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Bond Fund, for the period November 1, 1992 through July 11, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Fixed Income Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $91,653,371 on that date from J.P. Morgan Bond Fund (formerly The JPM Pierpont Bond Fund) in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging and international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market and foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt, asset-backed and mortgage securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of asset-backed and mortgage securities can be significantly affected by changes in interest rates or rapid principal payments including pre-payments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

      The portfolio's custodian or designated subcustodians, as the case may be, under triparty repurchase agreements,takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At April 30, 1998, the portfolio had open forward currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE        4/30/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
German Mark 31,643,820, expiring 05/19/98........  $17,632,251   $17,652,677   $      20,426
French Franc 126,801,563, expiring 05/19/98......   20,869,234    21,094,094         224,860

                                                   SETTLEMENT
SALES CONTRACTS                                       VALUE
-------------------------------------------------  -----------
German Mark 31,643,820, expiring 05/19/98........  $17,485,672   $17,652,678   $    (167,006)
German Mark 75,410,361, expiring 07/30/98........   42,339,207    42,231,606         107,601
French Franc 126,801,563, expiring 05/19/98......   20,897,799    21,094,095        (196,296)
French Franc 25,400,000, expiring 07/31/98.......    4,264,464     4,242,587          21,877
                                                                               --------------
Net Unrealized Appreciation on Forward Foreign
 Currency Contracts..............................                              $      11,462
                                                                               --------------
                                                                               --------------

      SUMMARY OF OPEN SPOT FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR
                                                   CONTRACTUAL    VALUE AT     NET UNREALIZED
PURCHASE CONTRACTS                                    VALUE        4/30/98      DEPRECIATION
-------------------------------------------------  -----------   -----------   --------------
French Franc 25,337,931, expiring 05/04/98.......  $ 4,232,865   $ 4,210,523   $     (22,342)

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures open at April 30, 1998 are summarized as follows:

      SUMMARY OF OPEN CONTRACTS AT APRIL 30, 1998

                                                                     NET UNREALIZED   PRINCIPAL AMOUNT
                                                   CONTRACTS SHORT    APPRECIATION      OF CONTRACTS
                                                   ---------------   --------------   ----------------
U.S. Long Bond, expiring June 1998...............              94    $     100,811    $    11,401,374

   f) The fund may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. For the six months ended April 30, 1998, this fee amounted to $1,657,846.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1998, the fee for these services amounted to $11,478.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      average daily net assets of the portfolio and the other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, and certain other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended April 30, 1998, the fee for these services amounted to $165,103.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $17,465 for the six months ended April 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of J.P. Morgan Funds (formerly The JPM Pierpont Funds), J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds), and the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,700.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended April 30, 1998, were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
U.S. Government and Agency Obligations...........  $331,248,442   $344,952,944
Corporate and Collateralized Obligations.........   334,346,650    230,317,983
                                                   ------------   ------------
                                                   $665,595,092   $575,270,927
                                                   ------------   ------------
                                                   ------------   ------------

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

40